Stock Options - Fair Value Assumptions (Details) - Non-Qualified Stock Options	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term of option	3 years	3 years
Risk free interest rates	1.12%	1.52%
Estimated volatility	593.30%	606.30%
Dividend yield	0.00%	0.00%